Robeco Investment Funds

Institutional Class

Robeco Boston Partners All-Cap Value Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated March 1, 2010

to Institutional Class Prospectus dated December 31, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Robeco Investment Management, Inc. (“Robeco”), the adviser to the Robeco Boston Partners All-Cap Value Fund (the “Fund”), has agreed to waive additional fees through December 31, 2011. The “Expenses and Fees” table for the Fund has been revised to reflect an increase in fee waivers and a decrease in net expenses. Effective March 1, 2010, the “Expenses and Fees” section on page 20 of the Prospectus is hereby replaced with the following:

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2009.

Institutional Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	0.80%
Distribution (12b-1) fees	None
Other Expenses: (1)	0.70%

Total annual Fund operating expenses	1.50%
Fee waivers (2)	(0.80)%

Net expenses (includes dividends and interest expenses on short sales)	0.70%

* Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(2)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class shares exceeds 0.70% of the average daily net assets attributable to the Fund’s Investor Class shares through December 31, 2011. Robeco may not recoup any of its waived advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Institutional Class	$72	$312	$662	$1,649

*	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first two years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Robeco Investment Funds

Investor Class

Robeco Boston Partners All-Cap Value Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated March 1, 2010

to the Investor Class Prospectus dated December 31, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Robeco Investment Management, Inc. (“Robeco”), the adviser to the Robeco Boston Partners All-Cap Value Fund (the “Fund”), has agreed to waive additional fees through December 31, 2011. The “Expenses and Fees” table for the Fund has been revised to reflect an increase in fee waivers and a decrease in net expenses. Effective March 1, 2010, the “Expenses and Fees” section on page 20 of the Prospectus is hereby replaced with the following:

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based upon expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2009.

Investor Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	0.80%
Distribution (12b-1) fees	0.25%
Other Expenses: (1)	0.70%

Total annual Fund operating expenses	1.75%
Fee waivers (2)	(0.80)%

Net expenses (includes dividends and interest expenses on short sales)	0.95%

* Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.

(2)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Investor Class shares exceeds 0.95% of the average daily net assets attributable to the Fund’s Investor Class shares through December 31, 2011. Robeco may not recoup any of its waived advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Investor Class	$97	$390	$794	$1,925

*	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first two years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.